UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03851

NICHOLAS II, INC.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 09/30/2010 Date of Reporting Period: 12/31/2009

Item 1. Schedule of Investments.

	NICHOLAS II, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF 12/31/09

		VALUE
		------------
COMMON STOCKS - 94.39%
	Consumer Discretionary - Media - 1.19%
155,000	DIRECTV - Class A *	$ 5,169,250
		------------
	Consumer Discretionary - Retail - 7.93%
200,000	Aaron's, Inc.	5,546,000
112,100	Kohl's Corporation *	6,045,553
270,000	LKQ Corporation *	5,289,300
165,000	O'Reilly Automotive, Inc. *	6,289,800
250,000	PetSmart, Inc.	6,672,500
130,000	TJX Companies, Inc. (The)	4,751,500
		------------
		34,594,653
		------------
	Consumer Discretionary - Services - 2.37%
155,000	Darden Restaurants, Inc.	5,435,850
140,000	Yum! Brands, Inc.	4,895,800
		------------
		10,331,650
		------------
	Consumer Staples - Food, Beverage & Tobacco - 5.81%
310,000	ConAgra Foods, Inc.	7,145,500
200,000	Hormel Foods Corporation	7,690,000
150,000	McCormick & Company, Inc.	5,419,500
85,000	Ralcorp Holdings, Inc. *	5,075,350
		------------
		25,330,350
		------------
	Energy - 3.97%
17,950	Apache Corporation	1,851,901
40,000	Cameron International Corporation *	1,672,000
40,000	Continental Resources, Inc. *	1,715,600
136,426	Kinder Morgan Management, LLC *	7,454,306
35,000	Smith International, Inc.	950,950
85,000	Weatherford International Ltd. *	1,522,350
45,832	XTO Energy, Inc.	2,132,563
		------------
		17,299,670
		------------
	Financials - Banks - 2.66%
105,000	BancorpSouth, Inc.	2,463,300
20,000	BB&T Corporation	507,400
57,750	Commerce Bancshares, Inc.	2,236,080
50,000	Cullen/Frost Bankers, Inc.	2,500,000
30,000	M & T Bank Corporation	2,006,700
345,000	Marshall & Ilsley Corporation	1,880,250
		------------
		11,593,730
		------------
	Financials - Diversified - 4.87%
67,500	Affiliated Managers Group, Inc. *	4,546,125
185,000	Eaton Vance Corp.	5,625,850
230,000	Raymond James Financial, Inc.	5,467,100
105,000	T. Rowe Price Group, Inc.	5,591,250
		------------
		21,230,325
		------------
	Financials - Insurance - 2.81%
230,000	Brown & Brown, Inc.	4,133,100
307,000	Willis Group Holdings PLC	8,098,660
		------------
		12,231,760
		------------
	Health Care - Equipment - 7.94%
85,000	Beckman Coulter, Inc	5,562,400
195,000	DENTSPLY International Inc.	6,858,150
95,000	IDEXX Laboratories, Inc. *	5,076,800
130,000	ResMed Inc. *	6,795,100
105,000	Smith & Nephew plc	5,381,250
135,000	St. Jude Medical, Inc. *	4,965,300
		------------
		34,639,000
		------------
	Health Care - Pharmaceuticals & Biotechnology - 9.99%
85,000	Allergan, Inc.	5,355,850
115,000	Covance Inc. *	6,275,550
80,000	Genzyme Corporation *	3,920,800
155,000	Gilead Sciences, Inc. *	6,708,400
70,000	Mettler-Toledo International Inc. *	7,349,300
135,000	Teva Pharmaceutical Industries Ltd.	7,584,300
133,920	Thermo Fisher Scientific Inc. *	6,386,645
		------------
		43,580,845
		------------
	Health Care - Services - 3.15%
117,500	DaVita, Inc. *	6,901,950

275,000	VCA Antech, Inc. *	6,853,000
		------------
		13,754,950
		------------
	Industrials - Capital Goods - 9.70%
190,000	AECOM Technology Corporation *	5,225,000
140,000	AMETEK, Inc.	5,353,600
168,000	Fastenal Company	6,995,520
237,500	IDEX Corporation	7,398,125
95,000	ITT Corporation	4,725,300
165,000	Pentair, Inc.	5,329,500
50,000	Rockwell Automation, Inc.	2,349,000
120,000	Westinghouse Air Brake Technologies Corporation	4,900,800
		------------
		42,276,845
		------------
	Industrials - Commercial Services & Supplies - 5.25%
207,500	Cintas Corporation	5,405,375
115,000	FTI Consulting, Inc. *	5,423,400
85,000	IHS Inc. - Class A *	4,658,850
70,000	Manpower Inc.	3,820,600
160,000	Ritchie Bros. Auctioneers Incorporated	3,588,800
		------------
		22,897,025
		------------
	Industrials - Transportation - 2.58%
65,000	C.H. Robinson Worldwide, Inc.	3,817,450
123,000	Expeditors International of Washington, Inc.	4,271,790
220,000	UTi Worldwide Inc.	3,150,400
		------------
		11,239,640
		------------
	Information Technology - Hardware & Equipment - 7.90%
185,000	FLIR Systems, Inc. *	6,053,200
185,000	Harris Corporation	8,796,750
170,000	Juniper Networks, Inc. *	4,533,900
300,000	QLogic Corporation *	5,661,000
165,000	Teradata Corporation *	5,185,950
148,750	Zebra Technologies Corporation - Class A *	4,218,550
		------------
		34,449,350
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment - 4.45%
195,000	Altera Corporation	4,412,850
110,000	Linear Technology Corporation	3,359,400
288,750	Microchip Technology Incorporated	8,391,075
130,000	Xilinx, Inc.	3,257,800
		------------
		19,421,125
		------------
	Information Technology - Software & Services - 7.62%
135,000	Accenture plc - Class A	5,602,500
345,000	Activision Blizzard, Inc. *	3,832,950
120,000	Akamai Technologies, Inc. *	3,039,600
110,000	ANSYS, Inc. *	4,780,600
184,499	Fidelity National Information Services, Inc.	4,324,656
135,937	Fiserv, Inc. *	6,590,226
165,000	Paychex, Inc.	5,055,600
		------------
		33,226,132
		------------
	Materials - 4.20%
85,000	Airgas, Inc.	4,046,000
241,400	Bemis Company, Inc.	7,157,510
160,000	Ecolab Inc.	7,132,800
		------------
		18,336,310
		------------
	TOTAL COMMON STOCKS (cost $306,392,431)	411,602,610
		------------

SHORT-TERM INVESTMENTS - 5.59%
	Commercial Paper - 5.31%
$ 250,000	BMW US Capital, LLC 01/04/10, 0.30%	250,000
1,000,000	Vulcan Materials Company 01/04/10, 0.27%	1,000,000
925,000	Hitachi Capital America Corp. 01/05/10, 0.30%	924,992
1,000,000	Hitachi Capital America Corp. 01/05/10, 0.30%	999,992
900,000	Vulcan Materials Company 01/05/10, 0.27%	899,993
1,250,000	Time Warner Cable, Inc. 01/06/10, 0.35%	1,249,976
1,000,000	Wisconsin Energy Corporation 01/06/10, 0.23%	999,987
750,000	BMW US Capital, LLC 01/07/10, 0.30%	749,981
1,000,000	XTO Energy Inc. 01/07/10, 0.25%	999,979
600,000	Wisconsin Energy Corporation 01/08/10, 0.25%	599,983
675,000	Wisconsin Energy Corporation 01/08/10, 0.25%	674,981
975,000	BMW US Capital, LLC 01/11/10, 0.25%	974,953
800,000	BMW US Capital, LLC 01/11/10, 0.25%	799,961
625,000	Hitachi Capital America Corp. 01/11/10, 0.28%	624,966
850,000	BMW US Capital, LLC 01/12/10, 0.30%	849,943
250,000	BMW US Capital, LLC 01/12/10, 0.30%	249,983
1,000,000	Integrys Energy Group, Inc. 01/13/10, 0.35%	999,913
675,000	H.J. Heinz Finance Company 01/14/10, 0.25%	674,953
850,000	BMW US Capital, LLC 01/15/10, 0.30%	849,922

1,050,000	Volkswagen of America, Inc. 01/15/10, 0.27%	1,049,914
1,000,000	Wisconsin Energy Corporation 01/15/10, 0.20%	999,939
475,000	Volkswagen of America, Inc. 01/19/10, 0.32%	474,937
800,000	Franklin Resources, Inc. 01/20/10, 0.15%	799,947
1,000,000	Hitachi Capital America Corp. 01/21/10, 0.30%	999,858
725,000	Wisconsin Energy Corporation 01/22/10, 0.25%	724,909
925,000	Wisconsin Energy Corporation 01/22/10, 0.25%	924,884
875,000	H.J. Heinz Finance Company 01/25/10, 0.22%	874,888
950,000	H.J. Heinz Finance Company 01/29/10, 0.22%	949,855
		------------
		23,173,589
		------------
	Variable Rate Security - 0.28%
	American Family Financial Services, Inc.
	01/04/10, 0.10%	1,221,966
		------------
	TOTAL SHORT-TERM INVESTMENTS (cost $24,395,555)	24,395,555
		------------

	TOTAL SECURITY HOLDINGS
	(cost $330,787,986) - 99.98%	435,998,165
		------------

	OTHER ASSETS, NET OF LIABILITIES - 0.02%	67,907
		------------
	TOTAL NET ASSETS	$436,066,072
		------------
		------------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of December 31, 2009, investment cost for federal tax purposes was $331,032,054 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$118,695,871
Unrealized depreciation	(13,729,760)
------------
Net unrealized appreciation	$104,966,111
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Classification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks	$411,602,610
Level 2 -
Commercial Paper	23,173,589
Variable Rate Security	1,221,966
Level 3 -
None	--
------------
Total	$435,998,165
------------
------------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NICHOLAS II, INC.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: FEBRUARY 10, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: FEBRUARY 10, 2010

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: FEBRUARY 10, 2010